DEBT (Details - Loans payable) - USD ($)	Sep. 30, 2024	Dec. 31, 2023
Debt Instrument [Line Items]
Loan payable, current	$ 571,565	$ 570,487
Loan payable, non-current	291,967	291,968
RI - Line Of Credit [Member]
Debt Instrument [Line Items]
Loan payable, current	153,358	153,358
RI - Short - Term Loans [Member]
Debt Instrument [Line Items]
Loan payable, current	46,544	46,544
WS - Line Of Credit [Member]
Debt Instrument [Line Items]
Loan payable, current	218,616	218,616
WS - Short - Term Loans [Member]
Debt Instrument [Line Items]
Loan payable, current	151,970	151,970
Optilan Communication Security Ltd - Short Term Loan [Member]
Debt Instrument [Line Items]
Loan payable, current	1,077	0
RI - SBA EIDL [Member]
Debt Instrument [Line Items]
Loan payable, non-current	102,597	102,597
RI - Long - Term Loans [Member]
Debt Instrument [Line Items]
Loan payable, non-current	65,532	65,533
WS - SBA EIDL [Member]
Debt Instrument [Line Items]
Loan payable, non-current	26,307	26,307
WS - Long - Term Loans [Member]
Debt Instrument [Line Items]
Loan payable, non-current	$ 97,532	$ 97,532